February 12, 2021

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

    Re:    Diamond Hill Funds (the “Registrant”), File No. 811-08061

Dear Sir/Madam:

On behalf of Registrant, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Amendment No. 80 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the "1940 Act"). The purpose of the amendment is to register a newly created series of the Trust, the Diamond Hill Large Cap Concentrated Fund (the "Fund"), under the 1940 Act.

Beneficial interests in the Fund have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), since such interests are issued solely in private placement transactions pursuant to Section 4(a)(2) of the 1933 Act. Investments in the Fund may only be made by "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Fund.

If you have any questions, please contact the undersigned at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible

Michael V. Wible